Available-for-sale Financial Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [Line Items]
Available-for-sale financial assets that were disposed of	¥ 1,917	¥ 2,011
Gain on disposal of available-for-sale financial assets	11	184	¥ 177
Disposals of financial assets [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets that were disposed of	¥ 12	¥ 176	¥ 381